LEASING ACTIVITIES	3 Months Ended
Mar. 31, 2021
Leases [Abstract]
LEASING ACTIVITIES

NOTE 11 LEASING ACTIVITIES

As of March 31, 2021, the Bank leases five branch office sites resulting from sale leaseback transactions entered into in 2017 and 2019. The lease agreements have maturity dates ranging from May 2032 to September 2034. It is assumed that there are currently no circumstances in which the leases would be terminated prior to expiration. The weighted average remaining life of the lease terms at March 31, 2021 was 11.65 years.

The discount rate used in determining the lease liability for each individual lease was the FHLB fixed advance rate which corresponded to the lease term for each transaction. This methodology is expected to be used for any other subsequent lease agreements. The weighted average discount rate for the leases at March 31, 2021 was 3.16%.

For the three months ended March 31, 2021 and 2020, operating lease expenses were $138 thousand and $144 thousand, respectively.

The Company’s other operating leases were evaluated and determined to be immaterial to the financial statements. At March 31, 2021, future minimum rental commitments under the non-cancellable operating leases discussed above are as follows (dollars are in thousands):

2021	$406
2022	530
2023	544
2024	546
2025	550
Thereafter	3,978
Total lease payments	6,554
Less imputed interest	1,210
Total	$5,344